Loans, allowance for loan losses and credit quality - Restructured loans (Details 8) SFr in Millions	12 Months Ended
	Dec. 31, 2017 CHF (SFr) contract	Dec. 31, 2016 CHF (SFr) contract	Dec. 31, 2015 CHF (SFr) contract
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	15	16	16
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 123	SFr 201	SFr 222
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 119	SFr 201	SFr 225
Restructured loans, subsequently defaulted, Number of contracts | contract		0
Consumer | Mortgages
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	0	0	1
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 0	SFr 13
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 0	SFr 13
Consumer | Loans collateralized by securities
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	0	0	1
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 0	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 0	SFr 0
Corporate and institutional | Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	15	16	13
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 123	SFr 201	SFr 207
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 119	SFr 201	SFr 210
Restructured loans, subsequently defaulted, Number of contracts | contract	1		1
Restructured loans, subsequently defaulted, Recorded Investment	SFr 48		SFr 65
Corporate and institutional | Financial institutions
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	0	0	1
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 0	SFr 2
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 0	SFr 2
Bank
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	15	16	16
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 123	SFr 201	SFr 222
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 119	SFr 201	SFr 225
Restructured loans, subsequently defaulted, Number of contracts | contract		0
Bank | Consumer | Mortgages
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	0	0	1
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 0	SFr 13
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 0	SFr 13
Bank | Consumer | Loans collateralized by securities
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	0	0	1
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 0	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 0	SFr 0
Bank | Corporate and institutional | Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	15	16	13
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 123	SFr 201	SFr 207
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 119	SFr 201	SFr 210
Restructured loans, subsequently defaulted, Number of contracts | contract	1		1
Restructured loans, subsequently defaulted, Recorded Investment	SFr 48		SFr 65
Bank | Corporate and institutional | Financial institutions
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	0	0	1
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 0	SFr 2
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 0	SFr 2